UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	9/30/2006

Item 1. Schedule of Investments

Jennison Blend Fund, Inc.

Schedule of Investments

as of September 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS

Aerospace & Defense 4.2%
243,000	Boeing Co.	$19,160,550
801,300	Honeywell International, Inc.	32,773,170
358,900	United Technologies Corp.	22,736,315

		74,670,035

Beverages 2.0%
545,086	PepsiCo, Inc.	35,572,312

Biotechnology 3.1%
318,000	Genentech, Inc.(a)	26,298,600
417,999	Gilead Sciences, Inc.(a)	28,716,531

		55,015,131

Building Products 1.2%
489,400	American Standard Cos., Inc.(b)	20,540,118

Capital Markets 7.1%
731,500	Bank of New York Co., Inc. (The)	25,792,690
1,079,500	Charles Schwab Corp. (The)	19,323,050
102,200	Goldman Sachs Group, Inc.	17,289,174
208,700	Merrill Lynch & Co., Inc.	16,324,514
770,200	UBS AG	45,680,562

		124,409,990

Chemicals 1.2%
478,400	E.I. du Pont de Nemours & Co.	20,494,656

Commercial Banks 0.8%
421,156	Royal Bank of Scotland Group PLC (United Kingdom)	14,501,412

Commercial Services & Supplies 1.4%
684,200	Waste Management, Inc.	25,096,456

Communications Equipment 7.2%
1,512,000	Avaya, Inc.(a)	17,297,280
973,300	Cisco Systems, Inc.(a)(b)	22,385,900
710,500	Corning, Inc.(a)	17,343,305
1,712,600	Motorola, Inc.	42,815,000
408,600	Nokia OYJ ADR (Finland)	8,045,334
514,300	QUALCOMM, Inc.	18,694,805

		126,581,624

Computers & Peripherals 1.8%
403,200	Apple Computer, Inc. (a)	31,058,496

Consumer Finance 1.6%
498,600	American Express Co.	27,961,488

Diversified Consumer Services 0.5%
413,200	Career Education Corp. (a)	9,297,000

Diversified Financial Services 4.5%
490,100	Citigroup, Inc.	24,343,267
158,600	Intercontinental Exchange, Inc.(a)	11,906,102
235,600	KKR Private Equity Investors LLP	5,006,500
983,900	KKR Private Equity Investors LLP – RDU Private Placement, 144A (cost $23,747,899; purchased 5/3/06 – 8/3/06)(a)(d)(f)	20,907,875
228,500	NYSE Group, Inc.(a)(b)	17,080,375

		79,244,119

Electronic Equipment & Instruments 0.5%
252,700	Agilent Technologies, Inc.(a)	8,260,763

Energy Equipment & Services 1.9%
301,300	Schlumberger Ltd.	18,689,639
210,700	Transocean, Inc.(a)(b)	15,429,561

		34,119,200

Food & Staples Retailing 3.2%
817,500	Kroger Co. (The)	18,916,950
382,200	Wal-Mart Stores, Inc.	18,850,104
318,200	Whole Foods Market, Inc.	18,910,626

		56,677,680

Food Products 2.8%
548,803	Cadbury Schweppes PLC ADR (United Kingdom)(b)	23,472,304
1,049,100	ConAgra Foods, Inc.	25,681,968

		49,154,272

Health Care Equipment & Supplies 1.3%
206,000	Alcon, Inc.	23,587,000

Health Care Providers & Services 3.2%
197,400	Caremark Rx, Inc.	11,186,658
422,500	Omnicare, Inc.(b)	18,205,525
351,200	WellPoint, Inc.(a)	27,059,960

		56,452,143

Hotels, Restaurants & Leisure 1.9%
420,700	Marriott International, Inc. “Class A”	16,255,848
563,100	OSI Restaurant Partners, Inc.(b)	17,855,901

		34,111,749

Household Products 1.3%
338,500	Kimberly-Clark Corp.	22,124,360

Independent Power Producers & Energy Traders 2.3%
391,200	NRG Energy, Inc.(a)	17,721,360
361,300	TXU Corp.(b)	22,588,476

		40,309,836

Insurance 4.5%
478,000	American International Group, Inc.	31,672,280
570,100	Axis Capital Holdings, Ltd.	19,776,769
716,400	Loews Corp.	27,151,560

		78,600,609

Internet Software & Services 1.7%
74,700	Google, Inc. “Class A”(a)	30,021,930

Media 4.2%
534,200	Comcast Corp. “Class A”(a)(b)	19,685,270
813,700	Disney (Walt) Co.(b)	25,151,467
413,999	Liberty Global, Inc. “Series C”(a)	10,374,815
1,004,000	News Corp. “Class A”	19,728,600

		74,940,152

Metals & Mining 2.3%
324,300	Freeport-McMoRan Copper & Gold, Inc. “Class B”	17,272,218
272,200	Phelps Dodge Corp.	23,055,340

		40,327,558

Multiline Retail 2.3%
645,200	Federated Department Stores, Inc.	27,879,092
235,400	Target Corp.	13,005,850

		40,884,942

Multi-Utilities 1.3%
445,900	Sempra Energy	22,406,475

Office Electronics 1.4%
1,572,400	Xerox Corp.(a)	24,466,544

Oil, Gas & Consumable Fuels 8.4%
385,500	Anadarko Petroleum Corp.	16,896,465
296,450	Apache Corp.	18,735,640
448,000	Nexen, Inc.	23,950,080
467,200	Occidental Petroleum Corp.	22,476,992
210,700	Petroleo Brasileiro SA ADR (Brazil)	17,662,981
411,709	Suncor Energy, Inc.(Canada)	29,536,989
372,500	Valero Energy Corp.	19,172,575

		148,431,722

Pharmaceuticals 7.1%
592,900	Abbott Laboratories	28,791,224
706,600	Novartis AG ADR (Switzerland)(b)	41,293,704
564,900	Pfizer, Inc.	16,020,564
345,100	Roche Holding AG ADR (Switzerland)(b)	29,750,243
202,000	Sanofi-Aventis ADR (France)	8,982,940

		124,838,675

Semiconductors & Semiconductor Equipment 2.3%
450,800	Broadcom Corp. “Class A”(a)(b)	13,677,272
866,900	Marvell Technology Group Ltd.(a)	16,791,853
293,200	Texas Instruments, Inc.	9,748,900

		40,218,025

Software 3.6%
839,800	Adobe Systems, Inc.(a)	31,450,510
598,700	Microsoft Corp.	16,362,471
332,900	SAP AG ADR (Germany)(b)	16,478,550

		64,291,531

Specialty Retail 0.4%
244,100	Williams-Sonoma, Inc.(b)	7,906,399

Textiles, Apparel & Luxury Goods 2.0%
547,100	Coach, Inc.(a)(b)	18,820,240
183,100	Nike, Inc. “Class B”	16,043,222

		34,863,462

Tobacco 1.3%
292,400	Altria Group, Inc.	22,383,220

Wireless Telecommunication Services 1.2%
333,500	NII Holdings, Inc.(a)	20,730,360

	Total long-term investments (cost $1,447,897,936)	1,744,551,444

SHORT-TERM INVESTMENT 12.4%
Affiliated Money Market Mutual Fund

219,317,294	Dryden Core Investment Fund - Taxable Money Market Series (cost $219,317,294; includes $196,772,944 of cash collateral received from securities on loan)(c)(g)	219,317,294

	Total Investments(e) 111.4% (cost $1,667,215,230)(h)	1,963,868,738

	Liabilities in excess of other assets (11.4%)	(201,189,729)

	Net Assets 100.0%	$1,762,679,009

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

RDU – Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or portion of securities on loan. The aggregate market value of such securities is $190,036,423; cash collateral of $196,772,944 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(e)	As of September 30, 2006, one security representing $20,907,875 and 1.1% of the total market value of the Portfolio was fair valued in accordance with policies adopted by the Board of Directors.
(f)	Indicates a restricted security. The aggregate cost of the security is $23,747,899. The aggregate market value of

$20,907,875 represents 1.2% of net assets.

(g)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment

Fund – Taxable Money Market Series.

(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,686,918,196	$307,054,903	$30,104,361	$276,950,542

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments

(Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.